Equity Transactions - Allocation of GasLog Partners' Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocation of GasLog Partners' profit
Profit for the year	$ 84,209	$ 28,051	$ 53,668
Profit/(loss) for the year available to owners of the Group	15,506	(21,486)	10,829
Profit and total comprehensive income allocated to non-controlling interests	68,703	49,537	$ 42,839
GasLog Partners LP
Allocation of GasLog Partners' profit
Profit for the year	94,117	77,270
Profit/(loss) for the year available to owners of the Group	25,414	27,733
Profit and total comprehensive income allocated to non-controlling interests	68,703	49,537
GasLog Partners LP | Common units
Allocation of GasLog Partners' profit
Profit for the year	76,347	49,886
GasLog Partners LP | Subordinated units
Allocation of GasLog Partners' profit
Profit for the year	5,085	21,048
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit
Profit for the year	1,728	1,545
GasLog Partners LP | IDRs
Allocation of GasLog Partners' profit
Profit for the year	3,208	$ 4,791
GasLog Partners LP | Paid and accrued preference equity distributions
Allocation of GasLog Partners' profit
Profit for the year	$ 7,749